Derivative Instruments and Hedging Activity (Details 2) (USD $) In Thousands, unless otherwise specified	Oct. 02, 2013 Commodity derivative contracts	Dec. 31, 2013 Not designated as hedging instruments	Dec. 31, 2013 Not designated as hedging instruments Commodity derivative contracts Current Liabilities	Dec. 31, 2013 Not designated as hedging instruments Commodity derivative contracts Long-term Liabilities
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair Values of Derivative Instruments Derivative Assets (Liabilities)	$ 41,646	$ (41,646)	$ (3,993)	$ (37,653)